JPMorgan High Yield Municipal Fund
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 97.6% (a)
Alaska — 0.5%
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2036	2,000	2,047
Arizona — 5.6%
Arizona Industrial Development Authority, Academics of Math & Science Projects
Rev., 4.00%, 7/1/2029 (b)	400	393
Rev., 5.00%, 7/1/2039 (b)	1,000	1,019
Arizona Industrial Development Authority, Aliante & Skye Canyon Campus Project Series 2021A, Rev., 4.00%, 12/15/2051 (b)	350	304
Arizona Industrial Development Authority, Cadence Campus Project
Series 2020A, Rev., 4.00%, 7/15/2030 (b)	500	491
Series 2020A, Rev., 4.00%, 7/15/2040 (b)	800	734
Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project
Series 2021A, Rev., 4.00%, 7/15/2041 (b)	130	117
Series 2021A, Rev., 4.00%, 7/15/2051 (b)	250	211
Arizona Industrial Development Authority, Fire MESA and Red Rock Campus Projects
Series 2019A, Rev., 3.55%, 7/15/2029 (b)	1,295	1,240
Series 2019A, Rev., 5.00%, 7/15/2039 (b)	1,325	1,351
Series 2019A, Rev., 5.00%, 7/15/2049 (b)	1,675	1,691
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project
Series 2019A, Rev., 5.00%, 1/1/2029	1,500	1,304
Series 2019A, Rev., 5.00%, 1/1/2037	1,000	777
Series 2019A, Rev., 5.00%, 1/1/2038	1,000	769
Series 2019A, Rev., 4.25%, 1/1/2039	1,000	691
Series 2019A, Rev., 4.50%, 1/1/2049	2,000	1,304
Arizona Industrial Development Authority, Pebble Campus Project Series 2020A, Rev., 5.00%, 7/15/2040 (b)	415	423
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada Project Series 2022A, Rev., 4.50%, 7/15/2029 (b)	250	246
Arizona Industrial Development Authority, Pinecrest Academy, Canyon Campus Project Rev., 5.00%, 7/15/2040 (b)	2,515	2,590
Arizona Industrial Development Authority, Pinecrest Academy, Horizon, Inspirada and St. Rose Campus Projects
Series 2018A, Rev., 5.00%, 7/15/2028 (b)	970	1,009
Series 2018A, Rev., 5.75%, 7/15/2038 (b)	1,000	1,073
City of Mesa, Utility System Rev., AGM, 5.25%, 7/1/2029	40	47
Glendale Industrial Development Authority
Series 2018A, Rev., 4.00%, 7/1/2028	450	432
Series 2018A, Rev., 5.00%, 7/1/2038	300	290
Industrial Development Authority of the City of Phoenix (The)
Series 2018A, Rev., 5.00%, 7/1/2032	350	367
Series 2018A, Rev., 5.00%, 7/1/2033	150	157
Series 2018A, Rev., 5.00%, 7/1/2037	200	208
La Paz County Industrial Development Authority
Series 2018A, Rev., 5.00%, 2/15/2028	200	210
Series 2018A, Rev., 5.00%, 2/15/2038	405	425
Maricopa County Industrial Development Authority
Rev., 5.00%, 10/1/2026 (b)	150	154
Series 2020A, Rev., 4.00%, 7/1/2030 (b)	320	303
Rev., 5.13%, 10/1/2030 (b)	210	224
Series 2020A, Rev., 5.00%, 7/1/2040 (b)	620	626
Series 2021A, Rev., 4.00%, 7/1/2041 (b)	165	142

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arizona — continued
Series 2020A, Rev., 5.00%, 7/1/2050 (b)	780	773
Series 2021A, Rev., 4.00%, 7/1/2051 (b)	540	432
Total Arizona		22,527
California — 4.7%
California Community College Financing Authority, Orange Coast Properties LLC - Orange Coast College Project
Rev., 5.00%, 5/1/2037	750	760
Rev., 5.00%, 5/1/2038	400	405
California Community Housing Agency, Fountains at Emerald Park Series 2021A-2, Rev., 4.00%, 8/1/2046 (b)	500	412
California Community Housing Agency, Glendale Properties Series 2021A-2, Rev., 4.00%, 8/1/2047 (b)	1,500	1,238
California Health Facilities Financing Authority, Children's Hospital Series 2017A, Rev., 5.00%, 8/15/2047	500	526
California Municipal Finance Authority, Community Health Centers of The Central Coast, Inc.
Series 2021A, Rev., 5.00%, 12/1/2036 (b)	175	188
Series 2021A, Rev., 5.00%, 12/1/2046 (b)	1,000	1,057
California Municipal Finance Authority, Eisenhower Medical Center Series 2017B, Rev., 5.00%, 7/1/2047	200	205
California Municipal Finance Authority, John Adams Academies Lincoln Project
Series 2019A, Rev., 4.00%, 10/1/2029 (b)	410	400
Series 2019A, Rev., 5.00%, 10/1/2039 (b)	900	906
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien
Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	245	234
Series 2018A, Rev., AMT, AGM, 3.50%, 12/31/2035	240	230
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project Series 2015B-2, Rev., AMT, 3.13%, 11/3/2025 (c)	250	249
California Public Finance Authority, Enso Village Project
Series 2021A, Rev., 5.00%, 11/15/2046 (b)	200	200
Series 2021A, Rev., 5.00%, 11/15/2051 (b)	500	497
Series 2021A, Rev., 5.00%, 11/15/2056 (b)	500	493
California Public Finance Authority, Henry Mayo Newhall Hospital
Rev., 5.00%, 10/15/2029	200	214
Rev., 4.00%, 10/15/2031 (c)	340	344
California Public Finance Authority, Laverne Elementary Preparatory Academy
Series 2019A, Rev., 4.25%, 6/15/2029 (b)	720	721
Series 2019A, Rev., 5.00%, 6/15/2039 (b)	785	789
California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District Series 2018A, Rev., AGM, Zero Coupon, 8/1/2030	200	156
California School Finance Authority, Kipp Projects School Facility Series 2015A, Rev., 5.00%, 7/1/2035 (b)	100	104
CMFA Special Finance Agency VIII Junior, Elan Hunting Beach Series 2021A-2, Rev., 4.00%, 8/1/2047 (b)	1,000	823
CSCDA Community Improvement Authority, Essential Housing, Altana-Glendale Rev., 5.00%, 9/1/2037 (b)	225	225
CSCDA Community Improvement Authority, Essential Housing, Jefferson-Anaheim Series 2021A-1, Rev., 2.88%, 8/1/2041 (b)	2,000	1,752
CSCDA Community Improvement Authority, Essential Housing, Mezzanine Lien Series 2021B, Rev., 4.00%, 2/1/2057 (b)	1,500	1,159
CSCDA Community Improvement Authority, Essential Housing, Oceanaire-Long Beach Series 2021A-2, Rev., 4.00%, 9/1/2056 (b)	2,115	1,890
CSCDA Community Improvement Authority, Essential Housing, Orange Portfolio Series 2021A-1, Rev., 2.80%, 3/1/2047 (b)	500	400
CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim Rev., 4.00%, 8/1/2056 (b)	1,500	1,329
Eastern Municipal Water District Financing Authority Series 2020A, Rev., 5.00%, 7/1/2037	80	92
Palomar Health Rev., 5.00%, 11/1/2039	500	525

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Pomona Unified School District Series C, GO, 6.00%, 8/1/2029 (d)	160	198
San Mateo Union High School District, Election of 2006 Series 2012A, GO, Zero Coupon, 9/1/2022	100	73
Total California		18,794
Colorado — 13.0%
Aviation Station North Metropolitan District No. 2, Limited Tax Series 2019A, GO, 5.00%, 12/1/2039	750	738
Bradburn Metropolitan District No. 2, Limited Tax
Series 2018A, GO, 5.00%, 12/1/2038	500	506
Series 2018B, GO, 7.25%, 12/15/2047	500	495
Broadway Park North Metropolitan District No. 2, Limited Tax
GO, 5.00%, 12/1/2040 (b)	550	552
GO, 5.00%, 12/1/2049 (b)	650	642
Canyon Pines Metropolitan District Special Improvement District No. 1 Series 2021A-2, Rev., 3.75%, 12/1/2040	1,325	1,071
Colorado Crossing Metropolitan District No. 2, Limited Tax
Series 2020A-2, GO, 4.00%, 12/1/2030	1,065	990
Series 2020A-1, GO, 5.00%, 12/1/2047	2,000	1,876
Series 2020A-2, GO, 5.00%, 12/1/2050	2,000	1,817
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project Rev., 4.00%, 5/1/2051	175	152
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project
Rev., 5.00%, 12/1/2040 (b)	555	535
Rev., 5.00%, 12/1/2050 (b)	735	677
Colorado Educational and Cultural Facilities Authority, Stargate Charter School Project
Series 2018A, Rev., 5.00%, 12/1/2032	500	554
Series 2018A, Rev., 5.00%, 12/1/2033	500	553
Series 2018A, Rev., 4.00%, 12/1/2048	500	504
Colorado Educational and Cultural Facilities Authority, Vega Collegiate Academy Project Rev., 5.00%, 2/1/2051 (b)	750	702
Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project Series 2017A, Rev., 5.25%, 5/15/2028	1,000	1,049
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Series 2020A, Rev., 4.00%, 9/1/2050	675	645
Copper Ridge Metropolitan District, Tax Increment and Sales Tax Rev., 4.00%, 12/1/2029	1,000	957
Copperleaf Metropolitan District No. 4, Limited Tax
Series 2020A, GO, 5.00%, 12/1/2039	775	781
Series 2020A, GO, 5.00%, 12/1/2049	1,000	990
Cottonwood Highlands Metropolitan District No. 1, Limited Tax Series 2019A, GO, 5.00%, 12/1/2049	900	891
Cross Creek Metropolitan District No. 2, Unlimited Tax GO, AGM, 4.00%, 12/1/2045	1,000	1,028
Denver Health and Hospital Authority Series 2019A, Rev., 4.00%, 12/1/2037	1,250	1,251
DIATC Metropolitan District, Limited Tax and Improvement
GO, 3.25%, 12/1/2029 (b)	590	549
GO, 5.00%, 12/1/2039 (b)	1,240	1,251
Jefferson Center Metropolitan District No. 1 Series 2020A-2, Rev., 4.13%, 12/1/2040	285	264
Lanterns Metropolitan District No. 1 Series 2019A, GO, 5.00%, 12/1/2039	1,375	1,386
Mirabelle Metropolitan District No. 2
Series 2020A, GO, 5.00%, 12/1/2039	700	696
Series 2020A, GO, 5.00%, 12/1/2049	1,250	1,194
Painted Prairie Metropolitan District No. 2 GO, 5.25%, 12/1/2048	2,000	2,006
Painted Prairie Public Improvement Authority
Rev., 4.00%, 12/1/2029	1,000	985
Rev., 5.00%, 12/1/2039	2,500	2,535
Peak Metropolitan District No. 1 Series A, GO, 5.00%, 12/1/2051 (b)	600	556

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Public Authority for Colorado Energy, Natural Gas Purchase Rev., 6.13%, 11/15/2023	50	52
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.00%, 12/1/2040	750	734
Regional Transportation District, Denver Transit Partners Rev., 4.00%, 7/15/2036	190	187
Reunion Metropolitan District Series 2021A, Rev., 3.63%, 12/1/2044	500	392
Rocky Mountain Rail Park Metropolitan District, Limited Tax Series 2021A, GO, 5.00%, 12/1/2041 (b)	1,250	1,127
South Suburban Park and Recreation District COP, 4.00%, 12/15/2037	500	520
STC Metropolitan District No. 2, Limited Tax Improvement
Series 2019A, GO, 3.00%, 12/1/2025	555	538
Series 2019A, GO, 4.00%, 12/1/2029	1,000	987
Series 2019A, GO, 5.00%, 12/1/2038	1,700	1,720
Sterling Ranch Community Authority Board, Limited Tax Supported District No. 2
Series 2020A, Rev., 3.38%, 12/1/2030	500	445
Series 2020A, Rev., 3.75%, 12/1/2040	500	427
Third Creek Metropolitan District No. 1, Limited Tax
Series 2022A-1, GO, 4.50%, 12/1/2037	825	740
Series 2022A-1, GO, 4.75%, 12/1/2051	760	631
Thompson Crossing Metropolitan District No. 4, Unlimited Tax
GO, 5.00%, 12/1/2039	1,400	1,422
GO, 5.00%, 12/1/2049	1,500	1,489
Trails at Crowfoot Metropolitan District No. 3, Limited Tax
Series 2019A, GO, 4.38%, 12/1/2030	620	602
Series 2019A, GO, 5.00%, 12/1/2039	1,000	1,004
Transport Metropolitan District No. 3, Limited Tax
Series 2021A-1, GO, 4.13%, 12/1/2031	500	488
Series 2021A-1, GO, 5.00%, 12/1/2041	1,000	1,018
Series 2021A-1, GO, 5.00%, 12/1/2051	1,960	1,939
Verve Metropolitan District No. 1
GO, 5.00%, 12/1/2036	525	536
GO, 5.00%, 12/1/2041	1,125	1,133
Westerly Metropolitan District No. 4, Limited Tax Series 2021A, GO, 5.00%, 12/1/2040	700	683
Willow Bend Metropolitan District, Limited Tax Series 2019A, GO, 5.00%, 12/1/2039	600	602
Windler Public Improvement Authority, Limited Tax Series 2021 A-1, Rev., 4.00%, 12/1/2036	1,865	1,634
Total Colorado		52,428
Connecticut — 0.5%
Connecticut State Health and Educational Facilities Authority, Mary Wade Home Series A-1, Rev., 5.00%, 10/1/2029 (b)	400	423
Connecticut State Health and Educational Facilities Authority, McLean
Series 2020A, Rev., 5.00%, 1/1/2030 (b)	250	263
Series 2020A, Rev., 5.00%, 1/1/2045 (b)	500	512
Connecticut State Health and Educational Facilities Authority, The Griffin Hospital Series G-1, Rev., 5.00%, 7/1/2034 (b)	225	239
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project Rev., 4.00%, 4/1/2051 (b)	700	606
Total Connecticut		2,043

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Delaware — 0.2%
Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018-B, Rev., 5.00%, 11/15/2048	700	741
Delaware State Economic Development Authority, Aspria of Delaware Charter Operations inc. Projects Series 2022A, Rev., 4.00%, 6/1/2042	250	232
Total Delaware		973
District of Columbia — 1.0%
District of Columbia
Rev., 4.00%, 6/1/2030	1,000	1,007
Series 2017B, Rev., 5.00%, 7/1/2037	500	530
Rev., 4.00%, 7/1/2039	200	197
Rev., 5.00%, 7/1/2039	650	674
Rev., 5.00%, 6/1/2040	1,000	1,038
Series 2020A, Rev., 5.00%, 6/1/2051 (b)	400	410
Total District of Columbia		3,856
Florida — 7.4%
Capital Trust Agency, Inc., Advantage Academy of Hillsborough Project
Series A, Rev., 5.00%, 12/15/2029	405	423
Series A, Rev., 5.00%, 12/15/2039	1,775	1,829
Capital Trust Agency, Inc., Franklin Academy Project
Rev., 4.00%, 12/15/2025 (b)	300	302
Rev., 5.00%, 12/15/2026 (b)	300	312
Rev., 5.00%, 12/15/2027 (b)	330	342
Rev., 5.00%, 12/15/2028 (b)	345	356
Rev., 5.00%, 12/15/2029 (b)	365	375
Rev., 5.00%, 12/15/2030 (b)	510	522
Capital Trust Agency, Inc., Imagine School at Land O'Lakes Project
Series 2020A, Rev., 3.00%, 12/15/2029 (b)	420	394
Series 2020A, Rev., 5.00%, 12/15/2039 (b)	640	666
Capital Trust Agency, Inc., Legends Academy Project Series 2021A, Rev., 5.00%, 12/1/2045 (b)	1,625	1,455
Capital Trust Agency, Inc., Liza Jackson Preparatory School, Inc., Project
Series 2020A, Rev., 4.00%, 8/1/2030	200	202
Series 2020A, Rev., 5.00%, 8/1/2040	300	317
Capital Trust Agency, Inc., Sustainability Bonds -The Marie Rev., 4.00%, 6/15/2031 (b)	200	186
Charlotte County Industrial Development Authority, Town and Country Utilities Project Series 2021A, Rev., 4.00%, 10/1/2041 (b)	400	350
City of Tampa, H. Lee Moffitt Cancer Center Project
Series 2020B, Rev., 4.00%, 7/1/2038	190	192
Series 2020B, Rev., 4.00%, 7/1/2039	250	252
County of Lake, Imagine South Lake Charter School Project
Series A, Rev., 5.00%, 1/15/2029 (b)	500	523
Series A, Rev., 5.00%, 1/15/2039 (b)	550	560
Series A, Rev., 5.00%, 1/15/2049 (b)	825	828
County of Palm Beach, Palm Beach Atlantic University
Rev., 5.00%, 4/1/2029 (b)	400	408
Rev., 5.00%, 4/1/2039 (b)	900	904
Florida Development Finance Corp.
Series A, Rev., 4.00%, 12/15/2029 (b)	260	262

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series 2020A, Rev., 4.00%, 6/1/2030	500	480
Series 2020C, Rev., 4.00%, 9/15/2030 (b)	235	234
Series A, Rev., 5.00%, 12/15/2034 (b)	525	550
Series A, Rev., 5.00%, 12/15/2039 (b)	305	318
Series 2020A, Rev., 5.00%, 1/1/2040 (b)	2,430	2,451
Series 2020A, Rev., 5.00%, 6/1/2040	830	823
Series 2020A, Rev., 5.00%, 6/15/2040	590	612
Series 2020C, Rev., 5.00%, 9/15/2040 (b)	525	539
Rev., 4.00%, 7/1/2045	600	547
Series 2022A-1, Rev., 5.00%, 7/1/2051	195	201
Series 2022B, Rev., 5.00%, 7/1/2051 (e)	325	317
Florida Higher Educational Facilities Financial Authority
Rev., 5.00%, 3/1/2034	385	413
Rev., 5.00%, 3/1/2035	1,165	1,249
Rev., 5.00%, 3/1/2036	1,230	1,317
Rev., 5.00%, 3/1/2037	1,130	1,209
Rev., 5.00%, 3/1/2039	750	767
Rev., 5.00%, 3/1/2044	2,000	2,116
Miami Beach Health Facilities Authority Rev., 5.00%, 11/15/2029	545	566
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020B, Rev., 4.00%, 11/15/2041	250	246
Pinellas County Educational Facilities Authority, Pinellas Academy of Math and Science Project Series 2018A, Rev., 4.13%, 12/15/2028 (b)	905	917
Sarasota County Health Facilities Authority, Sunnyside Village Project Rev., 5.00%, 5/15/2038	1,050	1,111
Seminole County Industrial Development Authority, Galileo Schools for Gifted Learning Series 2021A, Rev., 4.00%, 6/15/2051 (b)	830	727
Total Florida		29,670
Georgia — 0.5%
George L Smith II Congress Center Authority
Series 2021B, Rev., 5.00%, 1/1/2036 (b)	500	505
Series 2021A, Rev., 4.00%, 1/1/2054	500	453
Series 2021B, Rev., 5.00%, 1/1/2054 (b)	855	820
Glynn-Brunswick Memorial Hospital Authority Rev., 4.00%, 8/1/2036	375	369
Total Georgia		2,147
Idaho — 0.1%
Idaho Housing & Finance Association Series 2018A, Rev., 4.63%, 7/1/2029 (b)	180	188
Illinois — 2.6%
Chicago O'Hare International Airport, Transportation Infrastructure Properties LLC (TRIPS) Obligated Group Rev., AMT, 5.00%, 7/1/2038	500	530
City of Chicago, Waterworks, Second Lien Rev., AMBAC, BHAC - CR, 5.75%, 11/1/2030	150	169
County of Du Page, The Morton Abroretum Project Rev., 3.00%, 5/15/2047	1,265	1,113
Illinois Finance Authority
Series 2019A, Rev., 5.00%, 10/1/2036	300	340
Series 2019A, Rev., 5.00%, 10/1/2037	400	453
Series 2019A, Rev., 5.00%, 10/1/2039	350	395
Series 2019A, Rev., 5.00%, 10/1/2044	1,000	1,118

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Rev., 4.00%, 11/1/2051	500	461
Metropolitan Water Reclamation District of Greater Chicago Series C, GO, 5.25%, 12/1/2027	50	57
Northern Illinois University, Auxiliary Facilities System
Series 2020B, Rev., 4.00%, 4/1/2039	650	659
Series 2020B, Rev., 4.00%, 4/1/2041	1,450	1,463
Northern Illinois University, Board of Trustees, Auxiliary Facilities System Rev., 4.00%, 10/1/2043	325	327
Regional Transportation Authority Series 2002A, Rev., NATL - RE, 6.00%, 7/1/2024	250	271
Southern Illinois University, Housing and Auxiliary Facilities System
Series 2021A, Rev., 4.00%, 4/1/2038	250	258
Series 2021A, Rev., 4.00%, 4/1/2040	270	277
State of Illinois GO, 4.13%, 6/18/2022	170	170
Upper Illinois River Valley Development Authority, Morris Hospital
Rev., 5.00%, 12/1/2028	1,050	1,165
Rev., 5.00%, 12/1/2029	875	963
Rev., 5.00%, 12/1/2033	250	270
Rev., 5.00%, 12/1/2034	20	22
Total Illinois		10,481
Indiana — 2.8%
City of Franklin, Otterbeit Homes
Series B, Rev., 4.00%, 7/1/2036	870	897
Series B, Rev., 4.00%, 7/1/2037	905	929
Series B, Rev., 4.00%, 7/1/2038	940	963
Series B, Rev., 4.00%, 7/1/2039	750	767
Series B, Rev., 4.00%, 7/1/2040	500	510
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	1,000	819
City of Valparaiso Rev., 5.38%, 12/1/2041 (b)	1,550	1,253
Indiana Finance Authority
Series 2020A, Rev., 4.00%, 7/1/2030	105	105
Series 2012A, Rev., 4.25%, 11/1/2030 (e)	900	922
Series 2019A, Rev., 4.00%, 11/1/2036	235	239
Series 2019A, Rev., 4.00%, 11/1/2037	330	334
Series 2019A, Rev., 4.00%, 11/1/2038	340	342
Series 2019A, Rev., 4.00%, 11/1/2039	360	361
Series 2020A, Rev., 5.00%, 7/1/2040	170	176
Series A, Rev., 4.00%, 9/15/2044	1,090	1,047
Series 2020A, Rev., 5.00%, 7/1/2055	455	463
Indiana Housing & Community Development Authority Series 2021A, Rev., 5.25%, 4/1/2041 (b)	1,250	1,085
Total Indiana		11,212
Iowa — 0.5%
Iowa Finance Authority
Rev., 3.95%, 8/1/2023	100	99
Series 2018A, Rev., 5.00%, 3/1/2028	695	719
Rev., 4.45%, 8/1/2028	250	241
Rev., 5.00%, 8/1/2033	485	470

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Iowa — continued
Series 2018A, Rev., 5.00%, 3/1/2038	250	254
Rev., 5.00%, 8/1/2038	370	340
Total Iowa		2,123
Kansas — 0.7%
City of Lenexa, Kansas Health Care Facility, Lakeview Village, Inc.
Series 2018A, Rev., 5.00%, 5/15/2032	500	513
Series 2018A, Rev., 5.00%, 5/15/2039	850	863
City of Manhattan, Meadowlark Hills Series 2022B-1, Rev., 2.88%, 6/1/2028	375	349
City of Wichita, Health Care Facilities, Presbyterian Manors, Inc.
Series 2018 I, Rev., 5.00%, 5/15/2033	500	498
Series I, Rev., 5.00%, 5/15/2038	500	492
Total Kansas		2,715
Kentucky — 0.5%
City of Ashland, Kings Daughters Medical Center
Series 2016A, Rev., 4.00%, 2/1/2036	1,000	1,000
Series 2016A, Rev., 5.00%, 2/1/2040	500	522
City of Hermiston Series 2022A, Rev., 4.45%, 1/1/2042 (b)	400	401
Total Kentucky		1,923
Louisiana — 1.5%
Louisiana Public Facilities Authority
Series A, Rev., 5.00%, 4/1/2030 (b)	525	524
Series 2021A, Rev., 4.00%, 6/1/2031 (b)	290	279
Series A, Rev., 5.00%, 4/1/2039 (b)	1,425	1,324
Series 2021C, Rev., 4.00%, 6/1/2041 (b)	440	397
Series A, Rev., 5.00%, 4/1/2049 (b)	1,135	997
Series 2021A, Rev., 5.00%, 6/1/2051 (b)	700	615
Series 2021A, Rev., 5.25%, 6/1/2051 (b)	1,145	1,069
Series 2021A, Rev., 5.00%, 6/1/2056 (b)	740	635
New Orleans Aviation Board Series B, Rev., AMT, 5.00%, 1/1/2048	250	262
Total Louisiana		6,102
Maine — 0.0% ^
Maine Health & Higher Educational Facilities Authority Series 2013A, Rev., 5.00%, 7/1/2023 (d)	25	26
Maryland — 1.4%
County of Frederick, Educational Facilities, Mount St. Mary's University Series 2017A, Rev., 5.00%, 9/1/2037 (b)	1,500	1,544
Maryland Economic Development Corp.
Rev., 4.00%, 7/1/2040	300	286
Rev., 4.00%, 9/1/2040	875	799
Rev., 4.00%, 7/1/2050	1,500	1,359
Rev., 4.00%, 9/1/2050	555	477
Maryland Health & Higher Educational Facilities Authority
Rev., 3.25%, 7/1/2039	175	156
Rev., 4.00%, 7/1/2040	215	215

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maryland — continued
Rev., 4.00%, 6/1/2051	500	464
Maryland Health and Higher Educational Facilities Authority Rev., 4.00%, 6/1/2046	250	236
Total Maryland		5,536
Massachusetts — 2.2%
Massachusetts Bay Transportation Authority Sales Tax Series B, Rev., NATL - RE, 5.50%, 7/1/2028	300	354
Massachusetts Development Finance Agency
Rev., 4.00%, 10/1/2029	925	950
Rev., 5.00%, 7/1/2036	450	482
Rev., 5.00%, 1/1/2037	500	527
Rev., 5.00%, 7/1/2037	605	646
Rev., 5.00%, 1/1/2038	405	426
Rev., 4.00%, 10/1/2039	500	502
Rev., 5.00%, 10/1/2039	250	265
Rev., 4.13%, 10/1/2042 (b)	2,000	2,079
Rev., 5.00%, 1/1/2043	500	522
Series 2016A, Rev., 5.00%, 10/1/2043	500	520
Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,280	1,127
Massachusetts Port Authority Series A, Rev., 5.00%, 7/1/2044	500	518
Massachusetts Water Resources Authority Series B, Rev., AGM, 5.25%, 8/1/2032	100	124
Total Massachusetts		9,042
Michigan — 3.6%
City of Detroit, Unlimited Tax
Series 2021A, GO, 5.00%, 4/1/2031	210	230
GO, 5.00%, 4/1/2035	500	529
GO, 5.00%, 4/1/2036	500	528
GO, 5.00%, 4/1/2037	500	528
Series 2021A, GO, 4.00%, 4/1/2041	500	474
Series 2021A, GO, 4.00%, 4/1/2042	400	375
Flint Hospital Building Authority Rev., 4.00%, 7/1/2038	1,800	1,802
Kalamazoo Economic Development Corp.
Rev., 5.00%, 5/15/2037	1,230	1,231
Rev., 5.00%, 5/15/2055	3,000	2,834
Michigan Finance Authority
Rev., 4.00%, 5/1/2031	540	504
Rev., 6.00%, 11/1/2032	750	805
Rev., 4.00%, 2/1/2042	370	352
Michigan Strategic Fund
Rev., AMT, AGM, 4.13%, 6/30/2035	2,500	2,523
Rev., 5.00%, 5/15/2037	670	679
Rev., 5.00%, 5/15/2044	1,000	1,003
Total Michigan		14,397
Minnesota — 0.9%
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 4.00%, 11/15/2038	750	761
City of Wayzata, Folkestone Senior Living Community
Rev., 5.00%, 8/1/2032	100	103
Rev., 5.00%, 8/1/2033	200	205

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
Rev., 5.00%, 8/1/2035	200	204
Rev., 3.75%, 8/1/2036	250	230
Rev., 3.75%, 8/1/2037	500	456
Rev., 4.00%, 8/1/2038	350	327
Rev., 4.00%, 8/1/2039	250	231
City of Woodbury, Charter School Lease
Rev., 3.00%, 12/1/2030	250	231
Rev., 4.00%, 12/1/2040	200	191
Rev., 4.00%, 12/1/2050	250	227
Series 2021A, Rev., 4.00%, 7/1/2051	660	551
Minneapolis Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	25	25
Total Minnesota		3,742
Mississippi — 0.6%
Mississippi Development Bank
Series A, Rev., 5.25%, 1/1/2030	160	188
Series 2010A, Rev., 5.25%, 1/1/2034	100	119
Mississippi Hospital Equipment & Facilities Authority
Series A, Rev., 4.00%, 1/1/2039	1,250	1,277
Series A, Rev., 4.00%, 1/1/2040	1,000	1,020
Total Mississippi		2,604
Missouri — 2.3%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, St. Clair County Metrolink Project Rev., AGM, 5.25%, 7/1/2025	400	436
Health & Educational Facilities Authority of the State of Missouri
Series 2019A, Rev., 5.00%, 2/1/2029	550	584
Series 2019A, Rev., 5.00%, 2/1/2034	1,010	1,062
Series 2016A, Rev., 5.00%, 2/1/2036	2,500	2,581
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,036
Joplin Industrial Development Authority
Rev., 3.50%, 11/1/2040	685	626
Rev., 4.25%, 11/1/2050	1,250	1,100
Plaza at Noah's Ark Community Improvement District
Rev., 3.00%, 5/1/2024	200	197
Rev., 3.00%, 5/1/2025	225	220
Rev., 3.00%, 5/1/2026	275	266
Rev., 3.13%, 5/1/2035	500	437
St. Louis County Industrial Development Authority, Friendship Village Series 2018A, Rev., 5.00%, 9/1/2028	630	645
Total Missouri		9,190
Montana — 0.3%
Cascade County Elementary School District No. 1 Great Falls, School Building GO, 3.63%, 7/1/2038	335	339
County of Gallatin, Bozeman Fiber Project Series 2021A, Rev., 4.00%, 10/15/2032 (b)	1,000	945
Montana Board of Housing Series A-2, Rev., AMT, 4.00%, 12/1/2038	35	35
Total Montana		1,319

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nevada — 0.6%
City of Las Vegas, Special Improvement District No. 611, Local Improvement
3.50%, 6/1/2030	200	192
3.50%, 6/1/2031	160	152
3.75%, 6/1/2032	260	254
4.00%, 6/1/2033	185	183
4.00%, 6/1/2034	185	181
4.00%, 6/1/2035	185	180
4.00%, 6/1/2040	450	423
City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series B, Rev., AGM, 4.00%, 6/1/2048	375	382
City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 6/15/2024 (b)	90	88
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2033	200	226
Total Nevada		2,261
New Hampshire — 0.3%
City of Manchester, School Facilities Rev., NATL - RE, 5.50%, 6/1/2027	100	114
New Hampshire Business Finance Authority
Series 2019A, Rev., 5.25%, 7/1/2039 (b)	200	194
Series 2019A, Rev., 5.63%, 7/1/2046 (b)	1,000	996
Total New Hampshire		1,304
New Jersey — 2.1%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project
Series 2021A, Rev., AGM, 4.00%, 7/1/2047	50	50
Series 2021A, Rev., AGM, 4.00%, 7/1/2053	125	125
New Jersey Economic Development Authority
Series 2018A, Rev., 5.13%, 11/1/2029 (b)	210	216
Series 2018-A, Rev., 5.00%, 10/1/2033 (b)	1,000	1,012
Series 2018-A, Rev., 6.25%, 11/1/2038 (b)	525	573
Series 2019A, Rev., 5.00%, 10/1/2039 (b)	2,000	1,759
Rev., 5.00%, 1/1/2040 (b)	3,000	2,532
Series 2021QQQ, Rev., 4.00%, 6/15/2050	1,000	980
New Jersey Higher Education Student Assistance Authority
Series 2018A, Rev., AMT, 4.00%, 12/1/2032	305	310
Series 2018A, Rev., AMT, 4.00%, 12/1/2033	380	386
Series 2018A, Rev., AMT, 4.00%, 12/1/2034	225	228
Series 2018A, Rev., AMT, 4.00%, 12/1/2035	150	152
Total New Jersey		8,323
New Mexico — 0.5%
New Mexico Hospital Equipment Loan Council
Series A, Rev., 5.00%, 7/1/2033	360	364
Series A, Rev., 5.00%, 7/1/2034	375	378
Series A, Rev., 5.00%, 7/1/2039	1,225	1,227
Total New Mexico		1,969

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — 4.1%
Buffalo and Erie County Industrial Land Development Corp., D'youville College Project
Rev., 4.00%, 11/1/2035	510	522
Rev., 4.00%, 11/1/2040	1,035	1,048
Build NYC Resource Corp., Inwood Academy for Leadership Charter School Project
Series 2018A, Rev., 4.88%, 5/1/2031 (b)	500	525
Series 2018A, Rev., 5.13%, 5/1/2038 (b)	250	261
Build NYC Resource Corp., New World Preparatory Charter School Project
Series 2021A, Rev., 4.00%, 6/15/2051	170	145
Series 2021A, Rev., 4.00%, 6/15/2056	225	187
Build NYC Resource Corp., Richmond Preparatory Charter School Project Series 2021A, Rev., 5.00%, 6/1/2041 (b)	550	563
Jefferson County Civic Facility Development Corp. Series 2017A, Rev., 4.00%, 11/1/2042	1,000	935
Metropolitan Transportation Authority Series 2020A-1, Rev., BAN, 5.00%, 2/1/2023	500	509
Monroe County Industrial Development Corp.
Series 2020A, Rev., 5.00%, 6/1/2040 (b)	630	656
Series 2020A, Rev., 5.00%, 6/1/2059 (b)	540	553
New York State Dormitory Authority, Montefiore Obligated Group Series 2020A, Rev., AGM, 3.00%, 9/1/2050	950	779
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., 5.00%, 1/1/2025	3,250	3,349
Rev., AMT, 5.00%, 1/1/2028	500	525
Rev., AMT, 4.00%, 10/1/2030	1,000	995
Rev., AMT, 4.00%, 1/1/2036	500	481
Rev., AMT, 5.00%, 1/1/2036	375	387
Onondaga Civic Development Corp., Le Moyne College Project
Rev., 5.00%, 1/1/2037	300	319
Rev., 5.00%, 1/1/2038	200	213
Rev., 5.00%, 1/1/2043	500	528
Suffolk County Economic Development Corp., Peconic Landing at Southold Project, Inc. Rev., 5.00%, 12/1/2029	750	815
Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project
Rev., 5.13%, 11/1/2041 (b)	850	775
Rev., 5.38%, 11/1/2054 (b)	750	681
Westchester County Local Development Corp., Miriam Osborn Memorial Home Association Project Rev., 5.00%, 7/1/2042	365	389
Yonkers Economic Development Corp., Charter School of Educational Excellence Project
Series 2019A, Rev., 4.00%, 10/15/2029	200	198
Series 2019A, Rev., 5.00%, 10/15/2039	315	323
Total New York		16,661
North Carolina — 0.1%
North Carolina Medical Care Commission, Retirement Facilities, Pennybyrn at Maryfield Project Series 2020A, Rev., 5.00%, 10/1/2040	355	360
Ohio — 2.4%
Cleveland-Cuyahoga County, Port Authority Cultural Facility, Playhouse Square Foundation Project
Rev., 5.00%, 12/1/2033	1,000	1,051
Rev., 5.25%, 12/1/2038	500	528
County of Greene, Various Purpose Series 2007A, GO, AMBAC, 5.25%, 12/1/2028	45	51
County of Hardin, Economic Development Facilities Improvement, Ohio Northern University Rev., 5.00%, 5/1/2030	250	249
County of Ross, Adena Health System Obligated Group Project Rev., 5.00%, 12/1/2039	1,000	1,084

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Northeast Ohio Medical University
Series 2021A, Rev., 3.00%, 12/1/2040	125	105
Series 2021A, Rev., 4.00%, 12/1/2045	120	117
Ohio Higher Educational Facility Commission, The Cleveland Institute of Art 2018 Project
Rev., 5.00%, 12/1/2028	500	526
Rev., 5.00%, 12/1/2033	270	279
Rev., 5.00%, 12/1/2038	685	702
Ohio Higher Educational Facility Commission, University of Findlay 2019 Project Rev., 5.00%, 3/1/2034	2,000	2,079
Ohio Turnpike and Infrastructure Commission, Junior Lien Series 2022A, Rev., 5.00%, 2/15/2033 (e)	2,500	2,926
Total Ohio		9,697
Oklahoma — 0.3%
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series B, Rev., 5.00%, 8/15/2038	1,000	1,007
Oregon — 0.7%
Clackamas County Hospital Facility Authority, Mary's Woods at Marylhurst Project
Series 2018A, Rev., 5.00%, 5/15/2038	220	213
Series 2018A, Rev., 5.00%, 5/15/2043	310	295
Linn County Community School District No. 9 Lebanon GO, NATL - RE, 5.50%, 6/15/2030	20	24
Oregon State Facilities Authority, Samaritan Health Services Project, Tax-Exempt
Series 2020A, Rev., 5.00%, 10/1/2035	135	148
Series 2020A, Rev., 5.00%, 10/1/2040	585	638
Salem Hospital Facility Authority, Capital Manor Project
Rev., 5.00%, 5/15/2038	1,000	1,052
Rev., 4.00%, 5/15/2047	100	91
Rev., 4.00%, 5/15/2057	500	435
Total Oregon		2,896
Pennsylvania — 7.2%
Aliquippa School District, Limited Tax
GO, 3.75%, 12/1/2033	2,000	2,072
GO, 3.88%, 12/1/2037	1,250	1,290
Allentown City School District, Limited Tax
Series C, GO, 4.00%, 2/1/2034	1,580	1,672
Series C, GO, 4.00%, 2/1/2035	1,000	1,052
Allentown Neighborhood Improvement Zone Development Authority, City Center Project
Rev., 5.00%, 5/1/2033 (b)	250	266
Rev., 5.00%, 5/1/2042 (b)	250	264
Berks County Industrial Development Authority, The Highlands at Wyomissing
Rev., 5.00%, 5/15/2033	500	520
Series 2017A, Rev., 5.00%, 5/15/2037	250	258
Rev., 5.00%, 5/15/2038	500	517
Berks County Industrial Development Authority, Tower Health Project Rev., 5.00%, 11/1/2037	1,000	1,003
Bucks County Industrial Development Authority, Grand View Hospital Project Rev., 4.00%, 7/1/2046	890	766
City of Erie, Higher Education Building Authority, Gannon University Project - AICUP Financing Program Series 2021TT1, Rev., 4.00%, 5/1/2041	175	171
Dallas Area Municipal Authority, Misericordia University Project
Rev., 3.25%, 5/1/2023	50	50
Rev., 5.00%, 5/1/2029	650	685

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Rev., 5.00%, 5/1/2039	1,100	1,141
Franklin County Industrial Development Authority
Rev., 5.00%, 12/1/2029	195	200
Rev., 5.00%, 12/1/2039	385	384
Rev., 5.00%, 12/1/2049	500	483
Lancaster County Hospital Authority
Series 2019A, Rev., 5.00%, 6/15/2032	545	562
Series 2019A, Rev., 5.00%, 6/15/2033	570	586
Series 2019A, Rev., 5.00%, 6/15/2038	1,110	1,132
Rev., 5.00%, 3/1/2040	250	246
Rev., 5.00%, 3/1/2045	500	485
Luzerne County Industrial Development Authority Rev., AGM, 5.00%, 12/15/2024	70	74
Mercer County Industrial Development Authority Rev., 6.13%, 10/1/2050 (b)	2,650	2,634
Montgomery County Higher Education and Health Authority
Rev., 5.00%, 4/1/2034	275	295
Rev., 4.00%, 4/1/2036	520	513
Rev., 4.00%, 4/1/2037	545	535
Rev., 4.00%, 4/1/2039	725	706
Philadelphia Authority for Industrial Development, Independence Charter School West Project
Rev., 4.00%, 6/15/2029	360	361
Rev., 5.00%, 6/15/2039	500	510
Philadelphia Authority for Industrial Development, International Education and Community Initiatives Project Series 2018-A, Rev., 4.50%, 6/1/2029 (b)	700	714
Philadelphia Authority for Industrial Development, MAST Community Charter School II Project
Series 2020A, Rev., 5.00%, 8/1/2030	175	183
Series 2020A, Rev., 5.00%, 8/1/2040	315	329
Philadelphia Authority for Industrial Development, Philadelphia Electrical and Technology Charter School Project
Series 2021A, Rev., 4.00%, 6/1/2041	200	180
Series 2021A, Rev., 4.00%, 6/1/2051	400	337
School District of Philadelphia (The) Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,282
West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project Rev., 5.00%, 12/15/2038	750	772
West Mifflin School District, Limited Tax
GO, 3.00%, 4/1/2034	1,000	984
GO, 3.00%, 4/1/2038	1,400	1,353
Wilkes-Barre Area School District
GO, 3.50%, 4/15/2038	370	375
GO, 3.50%, 4/15/2039	230	232
GO, 3.75%, 4/15/2044	1,000	1,012
Total Pennsylvania		29,186
Rhode Island — 0.1%
Rhode Island Commerce Corp. Series B, Rev., 5.00%, 7/1/2022	250	251
Rhode Island Student Loan Authority Series 2017A, Rev., AMT, 5.00%, 12/1/2024	100	106
Total Rhode Island		357
South Carolina — 1.3%
South Carolina Jobs-Economic Development Authority, Episcopal Home at Still Hopes Series 2018A, Rev., 5.00%, 4/1/2033	1,485	1,501
South Carolina Jobs-Economic Development Authority, Kiawah Life Plan Village, Inc., Project Rev., 8.75%, 7/1/2025 (b)	300	300

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
South Carolina — continued
South Carolina Jobs-Economic Development Authority, Lowcountry Leadership Charter School Project
Series 2019A, Rev., 5.00%, 12/1/2034 (b)	1,405	1,453
Series 2019A, Rev., 5.00%, 12/1/2039 (b)	1,795	1,837
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project Series 2020A, Rev., 5.00%, 11/15/2029	110	111
Total South Carolina		5,202
South Dakota — 0.1%
South Dakota Health and Educational Facilities Authority, Sanford Health Obligated Group Rev., 5.00%, 11/1/2045	500	518
Tennessee — 2.0%
Chattanooga Health Educational and Housing Facility Board, Commonspirit Health Series 2019A-1, Rev., 4.00%, 8/1/2044	1,000	980
Metropolitan Nashville Airport Authority (The) Series 2019B, Rev., AMT, 5.00%, 7/1/2039	625	686
Nashville Metropolitan Development & Housing Agency
Rev., 4.50%, 6/1/2028 (b)	400	411
Rev., 5.13%, 6/1/2036 (b)	425	443
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.75%, 10/1/2049	1,000	935
Series 2019A, Rev., 5.75%, 10/1/2054	1,500	1,377
Series 2019A, Rev., 5.75%, 10/1/2059	3,350	3,020
Total Tennessee		7,852
Texas — 5.4%
Arlington Higher Education Finance Corp., Basis Texas Charter Schools, Inc. Series 2020A, Rev., 4.00%, 6/15/2040 (b)	1,810	1,575
Arlington Higher Education Finance Corp., Newman International Academy
Rev., 5.00%, 8/15/2041	300	298
Rev., 5.00%, 8/15/2051	850	807
Arlington Higher Education Finance Corp., TGP Public Schools The Gathering Place Series 2022A, Rev., 5.25%, 8/15/2032	410	413
Arlington Higher Education Finance Corp., Wayside Schools Series 2021A, Rev., 4.00%, 8/15/2041	305	270
Arlington Higher Education Finance Corp., Winfree Academy Charter Schools
Series 2019A, Rev., 5.15%, 8/15/2029	420	432
Series 2019A, Rev., 5.75%, 8/15/2043	1,000	1,040
Baytown Municipal Development District, Baytown Convention Center Hotel, First Lien Series 2021A, Rev., 4.00%, 10/1/2050	875	792
Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project Rev., 4.00%, 7/15/2045	940	811
City of Houston, Airport System, United Airlines, Inc., Terminal Improvements Projects Series 2021B-1, Rev., AMT, 4.00%, 7/15/2041	550	490
City of Houston, Combined Utility System, Junior Lien Series A, Rev., AGM, Zero Coupon, 12/1/2027 (d)	30	26
City of Temple, Reinvestment Zone Series 2018A, Rev., 5.00%, 8/1/2028	895	937
Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 4.00%, 10/1/2050	550	491
New Hope Cultural Education Facilities Finance Corp.
Rev., 4.00%, 1/1/2029	300	276
Series A, Rev., 3.38%, 8/15/2029 (b)	300	283
Series 2019A, Rev., 4.00%, 8/15/2029 (b)	330	326
Series 2020A, Rev., 5.00%, 1/1/2035	865	868
Rev., 4.00%, 1/1/2037 (e)	625	547
Rev., 5.00%, 1/1/2039	205	185
Series 2019A, Rev., 5.00%, 8/15/2039 (b)	610	624
Series A, Rev., 5.00%, 8/15/2039 (b)	425	429
Rev., 5.00%, 10/1/2039	1,000	971
Series 2019A-1, Rev., 5.00%, 12/1/2039	1,420	1,402

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2020A, Rev., 5.00%, 1/1/2040	790	783
Series A, Rev., 5.00%, 8/15/2049 (b)	670	673
Series 2018A, Rev., 5.50%, 7/1/2054	1,000	893
Series 2020A, Rev., 5.00%, 1/1/2055	2,000	1,890
Newark Higher Education Finance Corp., Austin Achieve Public Schools, Inc.
Rev., 4.25%, 6/15/2028	130	130
Rev., 5.00%, 6/15/2033	150	150
Rev., 5.00%, 6/15/2038	250	250
San Antonio Education Facilities Corp., Hallmark University Project Series 2021A, Rev., 5.00%, 10/1/2051	500	442
San Antonio Education Facilities Corp., University of The Incarnate Word Series 2021A, Rev., 4.00%, 4/1/2051	1,000	936
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center Series A, Rev., 5.25%, 12/1/2039	170	178
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020A, Rev., 6.25%, 11/15/2031	500	532
Uptown Development Authority, Tax Increment Contract Rev., 4.00%, 9/1/2035	500	500
Total Texas		21,650
Utah — 3.6%
Mida Golf and Equestrian Center Public Infrastructure District
GO, 4.13%, 6/1/2036 (b)	895	774
GO, 4.25%, 6/1/2041 (b)	1,100	924
Mida Mountain Village Public Infrastructure District
Series 2020B, Rev., 6.25%, 8/1/2030 (b)	1,000	951
Series 2020A, Rev., 4.50%, 8/1/2040	1,000	995
Rev., 4.00%, 8/1/2050 (b)	1,750	1,378
Military Installation Development Authority
Series 2021A-1, Rev., 4.00%, 6/1/2036	500	433
Series 2021A-1, Rev., 4.00%, 6/1/2041	500	414
UIPA Crossroads Public Infrastructure District, Tax Differential Rev., 4.13%, 6/1/2041 (b)	1,000	863
Utah Charter School Finance Authority, Mountain West Montessori Academy Project
Series 2020A, Rev., 3.13%, 6/15/2029 (b)	570	537
Series 2020A, Rev., 5.00%, 6/15/2039 (b)	475	482
Series 2020A, Rev., 5.00%, 6/15/2049 (b)	825	825
Utah Charter School Finance Authority, Summit Academy Incorporated
Series A, Rev., 4.00%, 4/15/2032	250	264
Series A, Rev., 4.00%, 4/15/2033	260	274
Series A, Rev., 5.00%, 4/15/2034	235	262
Series A, Rev., 5.00%, 4/15/2039	700	775
Utah Charter School Finance Authority, The Freedom Academy Foundation, St. George Campus Project
Series 2021A, Rev., 5.00%, 6/15/2041 (b)	870	882
Series 2021A, Rev., 5.00%, 6/15/2052 (b)	1,295	1,291
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Rev., 4.00%, 10/15/2033	500	479
Rev., 4.00%, 10/15/2036	500	464
Rev., 4.00%, 10/15/2039	700	630
Rev., 4.00%, 10/15/2041	250	222

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Utah — continued
Rev., 4.00%, 10/15/2042	475	419
Utah Transit Authority, Sales Tax Series C, Rev., AGM, 5.25%, 6/15/2025	40	43
Total Utah		14,581
Vermont — 0.1%
Vermont Student Assistance Corp., Education Loan
Series 2018A, Rev., AMT, 4.00%, 6/15/2032	90	91
Series 2018A, Rev., AMT, 4.00%, 6/15/2033	110	111
Series 2018A, Rev., AMT, 4.00%, 6/15/2034	90	90
Total Vermont		292
Virgin Islands — 0.1%
Matching Fund Special Purpose Securitization Corp. Series 2022A, Rev., 5.00%, 10/1/2025	500	513
Virginia — 3.4%
Chesapeake Hospital Authority, Regional Medical Center
Rev., 4.00%, 7/1/2035	1,000	1,026
Rev., 4.00%, 7/1/2036	1,175	1,201
Danville Industrial Development Authority, Averett University Series 2017A, Rev., 4.75%, 10/1/2032	760	735
Fredericksburg Economic Development Authority
Series 2021A-1, Rev., 7.00%, 11/15/2026 (b)	685	690
Series B, Rev., 6.13%, 9/1/2029 (b)	1,895	1,744
Series B, Rev., 7.00%, 9/1/2044 (b)	1,000	846
Norfolk Redevelopment and Housing Authority, Fort Norfolk Retirement Community, Harbors Edge Project Series 2019A, Rev., 4.38%, 1/1/2039	1,400	1,325
Roanoke County Economic Development Authority, Residential Care Facility, Richfield Living
Series 2019A, Rev., 4.75%, 9/1/2029	1,000	865
Series 2020, Rev., 4.30%, 9/1/2030	770	631
Series 2019A, Rev., 5.00%, 9/1/2034	2,000	1,639
Series 2020, Rev., 5.00%, 9/1/2040	1,640	1,272
Roanoke Economic Development Authority, Carilion Clinic Obligated Group Series 2020A, Rev., 5.00%, 7/1/2047	1,550	1,882
Total Virginia		13,856
Washington — 2.4%
Pend Oreille County, Public Hospital District No. 1, Unlimited Tax
GO, 5.00%, 12/1/2033	1,000	1,062
GO, 5.00%, 12/1/2038	1,255	1,326
Washington Health Care Facilities Authority, Commonspirit Health Series 2019A-1, Rev., 4.00%, 8/1/2044	1,000	977
Washington Higher Education Facilities Authority, Seattle University Project
Rev., 3.50%, 5/1/2039	300	286
Rev., 3.63%, 5/1/2040	800	771
Washington State Housing Finance Commission, Judson Park Project
Rev., 4.00%, 7/1/2028 (b)	535	519
Rev., 5.00%, 7/1/2033 (b)	535	537
Rev., 5.00%, 7/1/2038 (b)	300	297
Washington State Housing Finance Commission, The Heart Stone Project
Series 2018A, Rev., 4.50%, 7/1/2028 (b)	965	923
Series 2018A, Rev., 5.00%, 7/1/2038 (b)	825	747

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
Washington State Housing Finance Commission, Transforming Age Projects
Series 2019A, Rev., 5.00%, 1/1/2034 (b)	745	741
Series 2019A, Rev., 5.00%, 1/1/2039 (b)	1,495	1,462
Total Washington		9,648
West Virginia — 0.7%
West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc.
Series 2019A, Rev., 5.00%, 9/1/2038	1,250	1,396
Series 2019A, Rev., 5.00%, 9/1/2039	1,400	1,561
Total West Virginia		2,957
Wisconsin — 6.7%
Public Finance Authority, Blue Ridge Healthcare Facilities
Series 2020A, Rev., 4.00%, 1/1/2045	750	748
Series 2020A, Rev., 3.00%, 1/1/2050	750	596
Public Finance Authority, Carson Valley Medical Center Series 2021A, Rev., 4.00%, 12/1/2041 (b)	500	499
Public Finance Authority, Cedars Obligated Group Rev., 4.25%, 5/1/2029 (b)	910	840
Public Finance Authority, Community School of Davidson Project
Rev., 3.75%, 10/1/2023	155	155
Rev., 5.00%, 10/1/2033	775	808
Public Finance Authority, Coral Academy of Science
Series 2019A, Rev., 5.00%, 6/1/2029 (b)	370	384
Series 2019A, Rev., 5.00%, 6/1/2039 (b)	710	730
Public Finance Authority, ENO River Academy Project
Series 2020A, Rev., 4.00%, 6/15/2030 (b)	235	230
Series 2020A, Rev., 5.00%, 6/15/2040 (b)	410	417
Series 2020A, Rev., 5.00%, 6/15/2054 (b)	685	685
Public Finance Authority, First Mortgage Southminster, Inc. Rev., 4.25%, 10/1/2038 (b)	2,000	1,830
Public Finance Authority, Minnesota College of Osteopathic Medicine
Series 2019A-1, Rev., 5.50%, 12/1/2048 (b) (f)	17	9
Series 2019A-2, Rev., 7.25%, 12/1/2048 (b) (f)	46	23
Public Finance Authority, Piedmont Community Charter School
Rev., 5.00%, 6/15/2027	160	170
Rev., 5.00%, 6/15/2028	505	538
Rev., 5.00%, 6/15/2034	215	226
Rev., 5.00%, 6/15/2039	390	407
Rev., 5.00%, 6/15/2049	1,000	1,032
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Rev., 4.00%, 11/15/2042 (b)	3,955	3,174
Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051	800	602
Public Finance Authority, Roseman University of Health Sciences Project
Rev., 5.00%, 4/1/2030 (b)	500	530
Rev., 5.00%, 4/1/2040 (b)	2,155	2,243
Rev., 4.00%, 4/1/2042 (b)	500	453
Public Finance Authority, Senior Lien, Grand Hyatt Series 2022A, Rev., 3.75%, 2/1/2032	300	294
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2042 (b)	250	246
Public Finance Authority, Triad Educational Services, Inc. Series 2021A, Rev., 4.00%, 6/15/2051	3,735	3,326
Public Finance Authority, Ultimate Medical Academy Project Series 2019A, Rev., 5.00%, 10/1/2034 (b)	500	527

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Public Finance Authority, Viticus Group Project
Series 2022B, Rev., 5.00%, 12/1/2024 (b)	215	212
Series 2022A, Rev., 4.00%, 12/1/2031 (b)	400	380
Public Finance Authority, Wilson Preparatory Academy
Series 2019A, Rev., 4.13%, 6/15/2029 (b)	440	444
Series 2019A, Rev., 5.00%, 6/15/2039 (b)	500	517
Series 2019A, Rev., 5.00%, 6/15/2049 (b)	1,100	1,127
Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital, Inc.
Series B, Rev., 5.00%, 7/1/2038	150	157
Series A, Rev., 5.00%, 7/1/2044	210	219
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System
Series 2019A, Rev., 5.00%, 11/1/2026	355	368
Series 2019A, Rev., 5.00%, 11/1/2027	370	384
Series 2019A, Rev., 5.00%, 11/1/2028	470	488
Series 2019A, Rev., 5.00%, 11/1/2029	315	327
Series 2019A, Rev., 5.00%, 11/1/2030	515	533
Total Wisconsin		26,878
Total Municipal Bonds (Cost $420,690)		393,053
	SHARES (000)
Short Term Investments — 0.4%
Investment Companies — 0.4%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.67% (g) (h) (Cost $1,547)	1,547	1,548
Total Investments — 98.0% (Cost $422,237)		394,601
Other Assets Less Liabilities — 2.0%		8,216
NET ASSETS — 100.0%		402,817

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.
(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Defaulted security.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2022.

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$393,053	$—	$393,053
Short-Term Investments
Investment Companies	1,548	—	—	1,548
Total Investments in Securities	$1,548	$393,053	$—	$394,601
B.  Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.67% (a) (b)	$2,497	$50,401	$51,350	$—(c)	$—(c)	$1,548	1,547	$3	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.
(c)	Amount rounds to less than one thousand.